SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
Short Term Bank Deposits Bear Interest Average Rate	2.37%	0.95%
Restricted Short Term Deposits	$ 7,374	$ 2,739
Long Term Bank Deposits Bear Interest Average Rate	3.29%	2.05%
Restricted Long Term Deposits	$ 1,800	$ 4,207
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount	158,823	317,186	1,927,281
Severance Cost	$ 2,680	$ 2,631	$ 3,217
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.02	$ 3.05	$ 2.01
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 308	$ 287	$ 286
Advertising Expense	$ 627	442	687
Defined Contribution Plan, Description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $18 during the years ended December 31, 2017 and 2018, plus a catch-up contribution of $6 for participants age 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees' annual pay.
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					$ 180
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Costs and Expenses	$ 240
Other Receivables And Prepaid Expenses [Member]
Contract with Customer, Asset, Net	420
Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 5,734	8,290	$ 7,335
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Subsequent Event [Member]
Operating Lease, Right-of-Use Asset				$ 30,000
Operating Lease, Liability				$ 35,000
Warranty Reserves [Member]
Valuation Allowances and Reserves, Balance	$ 323	339
Allowance for Sales Returns [Member]
Provision for Sales Return	$ 2,272	$ 1,926